Total Capital and Loss Per Common Unit (Tables)	9 Months Ended
Sep. 30, 2018
Partners' Capital [Abstract]
Schedule of Net (Loss) Income Per Common Unit
Net Loss Per Common Unit

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Limited partners' interest in net loss	(46,254)	(323,035)	(205,026)	(348,237)
Preferred units - periodic accretion	—	(764)	—	(2,373)
Net gain on repurchase of preferred units	—	19,588	—	19,577
Gain on the modification of warrants	—	1,491	—	1,490
Limited partners' interest in loss for basic net loss per common unit	(46,254)	(302,720)	(205,026)	(329,543)
Series C-1 Preferred Units - cash distribution	—	4,015	—	—
Gain on repurchase of Series C-1 Preferred Units	—	(26,925)	—	—
Limited partners' interest in diluted net loss	(46,254)	(325,630)	(205,026)	(329,543)
Weighted average number of common units	410,314,977	170,657,562	410,243,129	156,966,145
Dilutive effect of Series C-1 Preferred Units repurchase, unit based compensation and warrants	—	11,736,342	—	—
Common units and common unit equivalents	410,314,977	182,393,904	410,243,129	156,966,145

Limited partners' interest in net loss per common unit
- basic	(0.11)	(1.77)	(0.50)	(2.10)
- diluted	(0.11)	(1.79)	(0.50)	(2.10)